Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Materials Portfolio
March 31, 2026
VMATP-NPRT1-0526
1.856923.118
Common Stocks - 99.2%
	Shares	Value ($)
BRAZIL - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Wheaton Precious Metals Corp	7,100	931,968
CANADA - 5.0%
Materials - 5.0%
Metals & Mining - 5.0%
Agnico Eagle Mines Ltd/CA	3,400	690,143
Alamos Gold Inc Class A	7,300	324,777
Altius Minerals Corp	54,900	1,931,031
Major Drilling Group International Inc (b)	35,300	406,517
McEwen Inc (a)(b)	20,600	420,652
Metalla Royalty & Streaming Ltd (a)(b)	97,800	648,414
Teck Resources Ltd Class B (United States)	7,900	408,825

TOTAL CANADA		4,830,359
SOUTH AFRICA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Thungela Resources Ltd (United Kingdom)	29,135	287,712
UNITED STATES - 91.8%
Materials - 91.8%
Chemicals - 55.3%
Air Products and Chemicals Inc	13,988	4,063,374
Balchem Corp	11,500	1,949,020
Celanese Corp	12,600	828,702
CF Industries Holdings Inc	6,600	856,944
Chemours Co/The	24,100	530,923
Corteva Inc	48,800	4,085,048
Dow Inc	62,500	2,603,125
DuPont de Nemours Inc	14,700	673,260
Ecolab Inc	25,100	6,677,102
Ecovyst Inc (b)	70,900	911,774
Element Solutions Inc (a)	25,400	867,156
HB Fuller Co	5,600	345,408
Huntsman Corp	25,600	340,736
Ingevity Corp (a)(b)	6,500	462,995
Innospec Inc	3,900	284,778
Linde PLC	31,200	15,467,712
LyondellBasell Industries NV Class A1	35,700	2,875,992
Mosaic Co/The	59,200	1,509,600
Olin Corp	19,400	576,762
Quaker Chemical Corp (a)	2,200	273,306
Sherwin-Williams Co/The	8,900	2,852,895
Solstice Advanced Materials Inc	49,200	3,747,072
Tronox Holdings PLC (a)	36,800	359,536
Westlake Corp (a)	4,800	560,736
		53,703,956
Construction Materials - 9.5%
Amrize Ltd (United States)	6,200	347,324
CRH PLC	32,300	3,395,376
Martin Marietta Materials Inc	4,626	2,723,234
Vulcan Materials Co	10,200	2,777,460
		9,243,394
Containers & Packaging - 6.2%
Avery Dennison Corp	5,700	984,276
Crown Holdings Inc	11,500	1,152,875
International Paper Co	20,400	728,280
Packaging Corp of America	4,600	976,212
Smurfit Westrock PLC	44,000	1,753,400
Sonoco Products Co	8,800	475,992
		6,071,035
Metals & Mining - 20.8%
Alcoa Corp	23,500	1,558,755
Cleveland-Cliffs Inc (a)(b)	50,600	427,570
Coeur Mining Inc (b)	23,100	433,587
Commercial Metals Co	12,000	737,160
Freeport-McMoRan Inc	83,540	4,910,481
Hecla Mining Co	55,500	1,033,965
Newmont Corp	52,900	5,726,425
Nucor Corp	19,300	3,263,630
Steel Dynamics Inc	11,900	2,142,000
		20,233,573
TOTAL UNITED STATES		89,251,958
ZAMBIA - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
First Quantum Minerals Ltd (b)	44,920	1,073,998
TOTAL COMMON STOCKS (Cost $74,790,916)		96,375,995

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (c)(d) (Cost $2,813,576)	3.69	2,813,294	2,813,576

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $77,604,492)	99,189,571
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(2,007,064)
NET ASSETS - 100.0%	97,182,507

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Investment made with cash collateral received from securities on loan.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	703,911	21,604,414	22,308,325	13,646	(50)	50	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	1,274,135	17,763,835	16,224,394	1,291	-	-	2,813,576	2,813,294	0.0%
Total	1,978,046	39,368,249	38,532,719	14,937	(50)	50	2,813,576

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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